Fixed Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 2,922
Balance	3,315	$ 2,922
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,394	976
Additions through acquisition of a subsidiary		573
Additions	2,878	1,885
Dispositions in the year	(120)
Effect of changes in exchange rates	(390)	(40)
Balance	5,762	3,394
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	472	70
Depreciation during the year	900	394
Dispositions in the year	(120)	8
Impairment	1,210
Effect of changes in exchange rates	(15)
Balance	2,447	472
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	127
Balance	87	127
Computer equipment [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	188	74
Additions through acquisition of a subsidiary		14
Additions	128	98
Dispositions in the year	0
Effect of changes in exchange rates	(24)	2
Balance	292	188
Computer equipment [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	61	17
Depreciation during the year	73	42
Dispositions in the year	0	2
Impairment	80
Effect of changes in exchange rates	(9)
Balance	205	61
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	102
Balance	550	102
Leasehold improvements [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	135	58
Additions through acquisition of a subsidiary		3
Additions	663	75
Dispositions in the year	(75)
Effect of changes in exchange rates	(70)	(1)
Balance	653	135
Leasehold improvements [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	33	10
Depreciation during the year	113	22
Dispositions in the year	(75)	1
Impairment	31
Effect of changes in exchange rates	1
Balance	103	33
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,343
Balance	2,197	2,343
Laboratory Equipment [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,681	573
Additions through acquisition of a subsidiary		556
Additions	1,759	1,608
Dispositions in the year	0
Effect of changes in exchange rates	(233)	(56)
Balance	4,207	2,681
Laboratory Equipment [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	338	38
Depreciation during the year	617	296
Dispositions in the year	0	4
Impairment	1,059
Effect of changes in exchange rates	(4)
Balance	2,010	338
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	297
Balance	262	297
Machinery and equipment [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	333	243
Additions through acquisition of a subsidiary		0
Additions	45	77
Dispositions in the year	(3)
Effect of changes in exchange rates	(47)	13
Balance	328	333
Machinery and equipment [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	36	4
Depreciation during the year	35	31
Dispositions in the year	(3)	1
Impairment	4
Effect of changes in exchange rates	(6)
Balance	66	36
Office Furniture, Equipment And Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	53
Balance	219	53
Office Furniture, Equipment And Accessories [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	57	28
Additions through acquisition of a subsidiary		0
Additions	283	27
Dispositions in the year	(42)
Effect of changes in exchange rates	(16)	2
Balance	282	57
Office Furniture, Equipment And Accessories [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4	1
Depreciation during the year	62	3
Dispositions in the year	(42)	0
Impairment	36
Effect of changes in exchange rates	3
Balance	$ 63	$ 4